S-K 1602(c) Dilution	Apr. 02, 2026 USD ($) $ / shares shares
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.78
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.22
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.78
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (18,147)
Net Tangible Book Value, Proceeds from Offering	230,900,000
Net Tangible Book Value, Adjusted	$ 221,719,353
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,333,333
Number of Shares Used, Offering | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	38,333,333
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.46
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.54
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.46
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (18,147)
Net Tangible Book Value, Proceeds from Offering	201,200,000
Net Tangible Book Value, Adjusted	$ 193,003,353
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,333,333
Number of Shares Used, Offering | shares	20,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	35,333,333
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (9,200,000)
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(8,000,000)
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(216,000)
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	37,500
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 37,500
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.06
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.94
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.06
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (18,147)
Net Tangible Book Value, Proceeds from Offering	230,900,000
Net Tangible Book Value, Adjusted	$ 919,353
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,333,333
Number of Shares Used, Offering | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	15,333,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.94
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.07
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.93
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.07
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (18,147)
Net Tangible Book Value, Proceeds from Offering	201,200,000
Net Tangible Book Value, Adjusted	$ 1,003,353
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,333,333
Number of Shares Used, Offering | shares	20,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	15,333,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.93
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (230,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(23,000,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (200,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(20,000,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (216,000)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	37,500
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 37,500
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.11
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.89
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.11
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (18,147)
Net Tangible Book Value, Proceeds from Offering	230,900,000
Net Tangible Book Value, Adjusted	$ 166,519,353
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,333,333
Number of Shares Used, Offering | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	32,583,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.89
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.78
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.22
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.78
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (18,147)
Net Tangible Book Value, Proceeds from Offering	201,200,000
Net Tangible Book Value, Adjusted	$ 145,003,353
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,333,333
Number of Shares Used, Offering | shares	20,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	30,333,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.22
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (57,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,750,000)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (50,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,000,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (6,900,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(6,000,000)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(216,000)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	37,500
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 37,500
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.15
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.85
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.15
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (18,147)
Net Tangible Book Value, Proceeds from Offering	230,900,000
Net Tangible Book Value, Adjusted	$ 111,319,353
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,333,333
Number of Shares Used, Offering | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	26,833,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.85
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	3.83
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	6.17
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.83
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (18,147)
Net Tangible Book Value, Proceeds from Offering	201,200,000
Net Tangible Book Value, Adjusted	$ 97,003,353
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,333,333
Number of Shares Used, Offering | shares	20,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	25,333,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 6.17
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (115,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(11,500,000)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (100,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(10,000,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (4,600,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(4,000,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(216,000)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	37,500
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 37,500
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.66
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.34
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.66
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (18,147)
Net Tangible Book Value, Proceeds from Offering	230,900,000
Net Tangible Book Value, Adjusted	$ 56,119,353
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,333,333
Number of Shares Used, Offering | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	21,083,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 7.34
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.41
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.59
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.41
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (18,147)
Net Tangible Book Value, Proceeds from Offering	201,200,000
Net Tangible Book Value, Adjusted	$ 49,003,353
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,333,333
Number of Shares Used, Offering | shares	20,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,333,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 7.59
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(17,250,000)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(15,000,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (2,300,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,000,000)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(216,000)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	37,500
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 37,500